Group structure	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Group structure
Note 5. Group structure
The Company’s subsidiaries as of December 31, 2022 and 2021 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business.

	Country of Incorporation	Ownership held by Group(i)		Ownership held by NCI		Principal Activities
		2022	2021	2022	2021
		%	%	%	%
Directly controlled
Semantix AI Ltd.(ii)	Cayman	100.0	—	—	—	Holding company

Indirectly controlled
Semantix Tecnologia da Informação S.A.	Brazil	100.0	100.0	—	—	Holding company and SaaS and PaaS provider
Semantix Participações S.A.	Brazil	100.0	100.0	—	—	Managing share capital
Semantix Colombia S.A.S	Colombia	99.9	99.9	0.1	0.1	SaaS and PaaS provider
Semantix México, S. de RL de C.V.	Mexico	100.0	100.0	—	—	SaaS and PaaS provider
Semantix Gestão Financeira Ltda.	Brazil	100.0	100.0	—	—	SaaS and PaaS provider
Tradimus S.A.	Brazil	50.0	50.0	50.0	50.0	SaaS and PaaS provider
Semantix Corp	United States	100.0	100.0	—	—	SaaS and PaaS provider
LinkAPI Tecnologia S.A.	Brazil	100.0	100.0	—	—	SaaS integration provider
Zetta Health Analytics S.A.(iii)	Brazil	100.0	0.0	—	—	SaaS and PaaS provider

(i) Represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii) New entity created after the corporate reorganization and prior to the transaction with Alpha. Refer to Note 6 (ii) below.
(iii) New subsidiary acquired. See further details in Note 6 (i);.